Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments And Risk Management
Derivative transactions, Assets	R$ 379,888	R$ 304,959
Derivative transactions, Liabilities	224,275	239,714
Other derivatives, Assets	522,822	502,453
Other derivatives, Liabilities
Derivatives, Assets	902,710	807,412
Derivatives, Liabilities	224,275	239,714
Current portion, Assets	(379,888)	(299,539)
Current portion, Liabilities	(224,275)	(239,714)
Non-current portion, Assets	522,822	507,873
Non-current portion, Liabilities